Registration No. 333-79637
                                                             File No. 811-9361

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No.                                              [   ]


Post-Effective Amendment No. 2                                             [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 4                                                            [X]


                          OPPENHEIMER TRINITY CORE FUND
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                  212-323-0200
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             (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [ ] On __________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [X] On January 22, 2001 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Trinity Core FundSM


Prospectus dated January 22, 2001


                                          Oppenheimer  Trinity  Core FundSM is a
                                          mutual   fund  that  seeks   long-term
                                          growth of  capital.  The Fund  invests
                                          primarily in "undervalued" stocks that
                                          are  included in the Standard & Poor's
                                          Composite Index of 500 Stocks.
                                                This     Prospectus     contains
                                          important information about the Fund's
                                          objective,  its  investment  policies,
                                          strategies and risks. It also contains
                                          important information about how to buy
                                          and sell  shares of the Fund and other
                                          account  features.  Please  read  this
                                          Prospectus carefully before you invest
                                          and keep it for future reference about
                                          your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


                                                       (OppenheimerFunds logo)

Contents

            About the Fund

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Related Past Performance


            About Your Account


            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares


            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Web Site
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to seek long-term growth of capital.

WHAT DOES THE FUND INVEST IN? The Fund invests in common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index"). The Fund does not expect to invest in all of the stocks included in the S&P 500 Index at the same time, and the Fund's investments in particular stocks may be allocated in amounts that vary from the proportional weightings of those stocks in the S&P 500 Index. Therefore, the Fund is not an "index" fund.

HOW DOES THE SUB-ADVISOR DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's investment Manager, OppenheimerFunds, Inc., has engaged a Sub-Advisor, Trinity Investment Management Corporation, to select the securities for the Fund's portfolio. The Sub-Advisor primarily uses value-oriented investment analyses to determine which stocks to buy and sell on behalf of the Fund. In using these approaches, the Sub-Advisor looks for stocks that appear to be temporarily undervalued by various measures. The Sub-Advisor seeks stocks having prices that are relatively low in relation to what it considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      The Fund's Sub-advisor generally adheres to the following systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process includes the following strategies:
o The Sub-Advisor considers stocks that are included in the S&P 500 Index as investments for the Fund's portfolio. Under normal circumstances, at least 80 percent of the Fund's assets will be invested in stocks included in the index.
o The Sub-Advisor uses proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the S&P 500 Index that it considers undervalued. Individual stocks are selected for the Fund's portfolio using a ranking process based on those valuation models.
o Seeking to reduce the Fund's overall risk, the Sub-Advisor diversifies the Fund's portfolio by allocating the Fund's investments among industries within the S&P 500 Index.

      The  Sub-Advisor   developed  this  proprietary  process,   known  as  the
"SectorPlex-Core" approach, in 1993. The SectorPlex-Core approach is more fully described under "About the Fund's Investments," below.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term. Investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks. The Fund is not designed for investors requiring current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.



Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Sub-Advisor will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not move in the same direction uniformly or at the same time. Because the Fund limits its stock investments to stocks traded on U.S. exchanges, the Fund's net asset value per share will be affected primarily by changes in U.S. stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its assets in any one industry, and the portfolio management team seeks to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the S&P 500 Index. However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

HOW RISKY IS THE FUND OVERALL? These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and important strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments in stocks for long-term growth, however, in the short term, stocks can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for temporary defensive purposes. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Performance

Because the Fund commenced operations on September 1, 1999, calendar year performance information for 1999 is not included in this Prospectus. To obtain the Fund's performance information, you can either contact the Transfer Agent at he toll-free telephone number on the back cover o this Prospectus to request the Fund's annual report or visit the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal period ended July 31, 2000, except that the numbers for Class N shares, which is a new class, are based on the Fund's anticipated expenses for Class N shares during the upcoming year.


Shareholder Fees (charges paid directly from your investment):

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                         Class A   Class B   Class C    Class N                                     Class Y
                          Shares   Shares     Shares    Shares                                       Shares

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Maximum Sales Charge      5.75%     None       None                                                   None
(Load)
on purchases                                             None
(as % of offering price)

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Maximum Deferred Sales    None1      5%2       1%3                                                    None
Charge (Load) (as % of
the
lower of the original
offering                                                  1%4
price or redemption
proceeds)

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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                             Class A   Class B   Class C  Class N                                     Class Y
                             Shares    Shares    Shares    Shares                                      Shares

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      Management Fees         0.75%     0.75%     0.75%    0.75%                                       0.75%

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Distribution         and/or   0.12%     1.00%     1.00%                                                 None
Service
---------------------------                                0.50%
(12b-1) Fees

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      Other Expenses          0.59%     0.58%     0.58%    0.59%                                       0.59%

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  Total Annual Operating      1.46%     2.33%     2.33%    1.84%                                       1.34%
         Expenses

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Expenses may vary in future years. "Other expenses" are estimates of the transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. Class N shares were not offered for sale during the Fund's last fiscal year. The expenses above for Class N shares are based on the expected expenses for that class of shares for the current fiscal year.


EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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 -----------------------   1 Year       3 Years        5 Years     10 Years 1
 If shares are redeemed:
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 Class A Shares             $715        $1,010         $1,327        $2,221
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 Class B Shares             $736        $1,027         $1,445        $2,249
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 Class C Shares             $336         $727          $1,245        $2,666

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 Class N Shares             $287         $579           $996         $2,159

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 Class Y Shares             $136         $ 425          $734         $1,613

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 If shares are not         1 Year       3 Years        5 Years     10 Years 1
 redeemed:
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 Class A Shares             $715        $1,010         $1,327        $2,221
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 Class B Shares             $236         $727          $1,245        $2,249

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 Class C Shares             $236         $727          $1,245        $2,666

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 Class N Shares             $187         $579           $996         $2,159

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 Class Y Shares             $136         $425           $734         $1,613

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

1. Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The Fund purchases only stocks that are included in the S&P 500 Index. In rare instances, the Fund may temporarily hold stocks that are removed from the S&P 500 Index.

 S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities that is a broad-based measure of changes in domestic stock market conditions based on the average performance of 500 widely held stocks. Standard & Poor's Corporation selects the stocks included in the index and determines their relative weightings within the index. The index is generally considered a "large cap" index. The Sub-Advisor's research capabilities cover approximately 98% of the stocks included in the S&P 500 Index.

Investment Process. In selecting stocks from the S&P 500 Index for the Fund's portfolio, the Sub-Advisor follows a proprietary investment process known as the SectorPlex-CoreSM approach. The process is intended to identify the most undervalued and the most overvalued stocks included in the S&P 500 Index. As a result of the selection process, the Fund invests primarily in the most undervalued stocks identified by the Sub-Advisor, with the expectation that those stocks will appreciate in value.

      Each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks approximately 98% of the stocks comprising the S&P 500 Index according to their relative valuations. To determine these rankings, the Sub-Advisor divides the S&P 500 Index into 11 broad economic sectors it has defined (see the chart on next page). The Sub-Advisor then evaluates each of the stocks in the 11 economic sectors using specially selected valuation models, which may result in valuations quite different from current stock market valuations.

      The selected valuation models are intended to reflect and react to the factors that have historically driven stock prices in each of the 11 economic sectors of the index. The models incorporate data from a proprietary research library that includes almost 20 years of detailed fundamental research and pricing data related to various valuation techniques.

      Based on the model valuations, each of the stocks in the 11 economic sectors is assigned a ranking from 1 to 10. The most undervalued stocks in an economic sector are assigned a ranking of 1 (the highest ranking) and the most overvalued stocks in an economic sector are assigned a ranking of 10 (the lowest ranking). The most undervalued or most attractive stocks in each sector are candidates for purchase by the Fund. Although lower ranked or less attractive stocks in each sector generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

      In order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments to the sector weights of the index (see the chart on next page). The Fund generally purchases the most undervalued stocks within each of the 34 industry groups and sells the most overvalued stocks within each of the 34 industry groups.

      The size of the Fund's portfolio positions in the "undervalued" stocks generally is related to the proportionate weights of those stocks within the S&P 500 Index. The size of the Fund's portfolio positions in lower ranked or less attractive stocks generally is less than the proportionate weights of those stocks within the index.

      Overall, the Fund's portfolio will be broadly diversified among the 11 economic sectors and 34 industry groups. The Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the index.

      There is no assurance the Fund's value selection strategy will result in the Fund achieving its objective of long-term growth of capital. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

                                  S&P 500 Index
                   11 Economic Sectors, 34 Industry Groups

       Basic Materials                     Miscellaneous
       Chemicals                           Miscellaneous
       Forest Products
       Metals                              Technology
                                           Computer Hardware
       Consumer Staples                    Computer Software
       Food/Bev/Tobacco                    Electronics
       Household Products
       Food & Drug Retail                  Consumer Cyclicals
                                           Retail/Merchandise
       Health Care                         Entertainment
       Drugs                               Building Materials
       Hospital/Hospital Supply            Lodging & Restaurant
                                           Publishing
       Transportation                      Consumer Durables
       Automotive                          Retail/Clothing
       Transportation
       Auto Parts                          Finance
                                           Consumer Finance
       Capital Goods                       Money Center Banks
       Electric Equipment                  Insurance
       Aerospace                           Regional Banks
       Machinery
                                           Utilities
       Energy                              Telephones
       Integrated Oils                     Electric Utilities
       Oil Products/Svcs                   Gas & Water

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but will not be changed by the Fund's Board of Trustees without advance notice to shareholders. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund may or may not use these investment techniques. These techniques have certain risks, although some are designed to help reduce the overall investment or market risks.

Portfolio Turnover.  The Fund's investment  process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading while trying to achieve its objective. Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the Fund to realize capital gains that are distributed to shareholders as taxable distributions.

Temporary Defensive Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has been an investment adviser since January 1960. The Manager (including subsidiaries and an affiliate) managed assets of more than $125 billion in assets as of November 30, 2000, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


The Manager's Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended July 31, 2000 was 0.75% of average annual net assets for each class of shares.

The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor since 1980. As of September 30, 2000, the Sub-Advisor managed over $3.7 billion for approximately 74 clients. The Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street, Bellefonte, Pennsylvania 16823. The Manager, not the Fund, pays the Sub-Advisor an annual fee under a Sub-Advisory Agreement between the Manager and the Sub-Advisor.

Portfolio  Management  Team.  The  Fund is  managed  by a team of  individuals employed by the Sub-Advisor. The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.

Related Past Performance

      Because investment management of the Fund will adhere to the Sub-Advisor's proprietary investment process (known as the SectorPlex-CoreSM approach) in selecting the Fund's portfolio investments, the performance results for private accounts managed by the Sub-Advisor using the SectorPlex-CoreSM process have been combined and are provided below.1

      The Sub-Advisor began managing private accounts using the SectorPlex-CoreSM approach in 1993. As of September 30, 2000, the Sub-Advisor managed over $1.1 billion in private accounts using the SectorPlex-CoreSM approach.

      The combined performance results for accounts managed by the Sub-Advisor since September 30, 1993 using the SectorPlex-CoreSM approach have been adjusted to reflect the deduction of fees and expenses that you may pay if you buy and hold shares of the Fund. Those fees and expenses are detailed under "Fees and Expenses of the Fund," above. The composite average annual total return table includes the deduction of applicable sales loads.

      The following performance information is composite performance data of all accounts managed by the Sub-Advisor that have investment policies, strategies and objectives substantially similar to those of the Fund. The performance information does not represent the historical performance of the Fund and should not be interpreted as indicative of the Fund's future performance. Additionally, private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions and requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the composite performance results, and may cause the Fund's performance to be lower than that of similarly managed private accounts.

      The composite performance results provided below have been calculated in accordance with the recommended performance presentation standards of the Association of Investment Management and Research ("AIMR"), which differ in certain respects from the standardized method provided for by the Securities and Exchange Commission. The performance results have been restated to reflect the fees and expenses that you may pay if you buy and hold shares of the Fund.

      All returns presented were calculated on a total return basis and include dividends as well as realized and unrealized capital gains and losses. Total return is calculated monthly in accordance with the "time-weighted" rate of return method provided for by the AIMR standards, and reflects market value weights of accounts. Cash and cash equivalents are included in the performance results.

      The table and bar chart show one measure of the risks of investing in the Fund, by showing how the composite average annual total returns of private accounts managed by the Sub-Advisor using the SectorPlex-CoreSM process compare to those of a broad-based market index, and by showing changes in the composite performance of those private accounts from year to year for the last five calendar years. The composite past investment performance is not necessarily an indication of how the Fund will perform in the future.
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Past Performance of                                             *
Similar Accounts Managed
with SectorPlex-CoreSM
Model Adjusted to
Reflect Applicable Fees
and Expenses of the                      5 Years   Life-of-Class
Fund: Composite Average      1 Year
Annual Total
Returns (for the periods
ended December 31, 1999)
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Class A Shares               3.41%       22.70%       19.42%
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Class B Shares               3.79%       22.93%       19.53%
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Class C Shares               7.78%       23.11%       19.53%
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Class Y Shares               9.85%       24.31%       20.70%
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S&P 500 Index                21.03%      28.54%      22.95%+
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* Inception date of composite performance is September 30, 1993. + Index performance from September 30, 1993.


The composite average annual total returns in the table include adjustment for the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year), 2% (5-year) and 1% (life-of-class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Class N shares were not offered during the periods shown.


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested. Because the private accounts and the Fund invest primarily in stocks included in the S&P 500 Index, their performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs.

Past Performance of Similar Accounts Managed with SectorPlex-CoreSM Model:
Composite Annual Total Returns (excluding the deduction of sales charges) (as of 12/31 each year)

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Calendar Year Ended 12/31        Annual Total Return
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1994                                    4.75%
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1995                                   36.54%
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1996                                   22.13%
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1997                                   31.39%
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1998                                   22.57%
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1999                                    9.72%
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The Fund's sales charges are not included in the calculations of return in this bar chart. If those charges were included, the returns would be less than those shown. The calculations of return in this bar chart reflect the deduction of the annual expenses a Class A shareholder of the Fund is expected to pay during the Fund's first fiscal year. The returns for the other classes of shares offered by the Fund would be substantially similar because the shares are invested in the same portfolio of securities, and would differ only to the extent that the classes do not have the same expenses.

During the period from 1/1/00 to 9/31/00, the composite cumulative return of the private accounts was -0.27%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 20.13% (4thQ'98) and the lowest return (not annualized) for a calendar quarter was -11.27% (3rd Q'98).

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below
o through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, OppenheimerFunds Distributor, Inc., or
o     directly through the Distributor, or
o automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service.

The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

BuyingShares Through the Distributor.  Complete an OppenheimerFunds  New Account
      Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

 Buying Shares by Federal Funds Wire.  Shares purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

BuyingShares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

BuyingShares  Through Asset Builder Plans.  You may purchase  shares of the Fund
      (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset
      Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.
o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of foreign investments might change significantly on days when investors cannot buy or redeem shares.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

BuyingThrough a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

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Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.
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Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
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Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.
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Class N  Shares.  Class N shares  are  offered  only  through  retirement  plans
      (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly. If you buy Class N shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "Who Can Buy Class N Shares," below.

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Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have special agreements with the Distributor.
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WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.


How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C. For retirement plans that qualify to purchase Class N shares, Class N shares generally will be more advantageous than Class C shares. Class B shares are not available for purchase by such retirement plans.

    o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.


      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.


o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.


Are There Differences In Account Features That Matter To You? Some account features may not be available to Class B, Class C or Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments To My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.


      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to pay the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:


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 Amount of Purchase      Front-End Sales   Front-End Sales    Concession As
                             Charge As a Charge As a
                         Percentage of     Percentage of Net  Percentage of
                         Offering Price    Amount Invested    Offering Price

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 Less than $25,000             5.75%             6.10%              4.75%
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 $25,000 or more but
 less                          5.50%             5.82%              4.75%
 than $50,000
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 $50,000 or more but
 less                          4.75%             4.99%              4.00%
 than $100,000
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 $100,000 or more but
 less                          3.75%             3.90%              3.00%
 than $250,000
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 $250,000 or more but
 less                          2.50%             2.56%              2.00%
 than $500,000
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 $500,000 or more but          2.00%             2.04%              1.60%
 less
 than $1 million
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Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix B to the Statement of Additional Information. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.2

      If you redeem any of those shares within an 18-month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
      (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.


Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix B to the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

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                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which                                   (As % of Amount Subject to Charge)
Purchase Order was Accepted
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0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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5 - 6                                   1.0%
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6 and following                         None
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In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares you hold convert, a prorated portion of your Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.


WHO CAN BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. Non-retirement plan investors cannot buy Class N shares directly.

      A contingent deferred sales charge of 1.00% will be imposed if:

o The retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for purchasing redeeming, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.


WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for other share classes. However, those instructions must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


Distribution and Service Plans for Class B, Class C and Class N shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% and increase Class N expenses by up to 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares.


Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.


RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans individuals and employers can use:

Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs. These are  Simplified  Employee  Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o     You wish to redeem more than $100,000 and receive a check
o The redemption check is not payable to all shareholders listed on the account statement
o The redemption check is not sent to the address of record on your account statement
o Shares are being transferred to a Fund account with a different owner or name
o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities,
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO I SELL SHARES BY MAIL? Write a letter of instructions that includes: o Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

 ------------------------------------------------------------------------------
 Use the following address for          Send courier or express mail requests
 requests by mail:                      to:
 OppenheimerFunds Services              OppenheimerFunds Services
 P.O. Box 5270                          10200 E. Girard Avenue, Building D
 Denver, Colorado 80217-5270            Denver, Colorado 80231

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HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
o     To redeem shares through a service representative, call 1.800.852.8457
o     To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

              Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares you own, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if:

o The retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or,

o With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.


      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o the amount of your account value represented by an increase in net asset value over the initial purchase price,
o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2) shares held for the holding period that applies to that class, and (3) shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales change holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:
o Shares of the fund selected for exchange must be available for sale in your state of residence.
o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.
o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may impose these changes at any time, although it will provide you notice when it is able to do so or when it is required to do so.
o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes


DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.


CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO I HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution". If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May Be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance over the fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Class N shares were not publicly offered during any of the periods shown. Therefore, information about Class N shares is not included in the following tables or in the Fund's other financial statements.



FINANCIAL HIGHLIGHTS
                                                          CLASS A             CLASS B              CLASS C               CLASS Y
                                                     -----------------    ----------------    -----------------   ------------------

                                                     PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                     JULY 31, 2000 (1)    JULY 31, 2000 (1)   JULY 31, 2000 (1)    JULY 31, 2000 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $10.00              $10.00               $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02                (.02)                (.03)                  .05
Net realized and unrealized gain                             .30                 .25                  .27                   .28
                                                -----------------    ----------------    -----------------    ------------------
Total gain from investment operations                        .32                 .23                  .24                   .33

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          -- (2)              -- (2)               --                    -- (2)
Dividends in excess of net investment income                (.02)               (.01)                  --                  (.03)
                                                -----------------    ----------------    -----------------    ------------------
Total dividends and/or distributions
to shareholders                                             (.02)               (.01)                  --                  (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30              $10.22               $10.24                $10.30
                                                =================    ================    =================    ==================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        3.18%               2.31%                2.40%                 3.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $5,918              $1,160                 $989                    $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $3,959               $ 386                 $322                    $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.14%              (0.73)%              (0.73)%                0.26%
Expenses                                                   1.46%               2.33%                2.33%                 1.34%
Expenses, net of indirect expenses                         1.41%               2.28%                2.28%                 1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     195%                195%                 195%                  195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

INFORMATION AND SERVICES


For More Information on Oppenheimer Trinity Core FundSM:


The following additional information about the Fund is available without charge upon request:

    STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

    ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports (when they are available), and other information about the Fund or your account:

By Telephone:     Call OppenheimerFunds Services toll-free:
                  1.800.525.7048

By Mail:          Write to: OppenheimerFunds Services,
                  P.O. Box 5270
                  Denver, Colorado 80217-5270

On the Internet:  You can send us a request  by  e-mail  or read or  down-load
                  documents    on    the     OppenheimerFunds     web    site:
                  http://www.oppenheimerfunds.com

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


                                          The Fund's shares are
distributed by:
                                          [logo] OppenheimerFunds
                                                Distribution, Inc.


The Fund's SEC File No. 811-09361
PR0211.001.0101
Printed on recycled paper.

Oppenheimer Trinity Core FundSM
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated January 22, 2001

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 22, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................

How the Fund is Managed ...............................................
    Organization and History...........................................
    Trustees and Officers..............................................
    The Manager........................................................
    The Sub-Advisor....................................................

Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Economic Sectors and Industry Groups....................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

                                 ABOUT THE FUND

    Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor, Trinity Investment Management Corporation, can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. Nonetheless, when selecting the Fund's portfolio investments, the Fund's the Sub-Advisor, who is retained by the Manager, OppenheimerFunds, Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

      Each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks nearly all of the stocks comprising the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") according to their relative valuations. The Sub-Advisor determines these rankings by dividing the S&P 500 Index into 11 broad economic sectors (Appendix A) and using specially selected valuation models.

      After identifying the most undervalued and most overvalued stocks in the S&P 500 Index, the Sub-Advisor generally selects the most undervalued stocks for the Fund's portfolio. In order to diversify the Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the sector weights of the index 34 industry groups (See Appendix A).

      In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, primarily uses value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to be temporarily undervalued, by various measures. The portfolio management team seeks stocks having prices that are relatively low in relation to what the team considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      Some of the measures used to identify undervalued stocks include, among others:
         |_| Dividend Discount, which calculates the present value of the projected stream of future dividends. Stocks that sell at discounts to present value are favored.
|_| Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months. |_| Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio. The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth.
         |_| Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
         |_| Price/book value Ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
         |_| Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

      There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of long-term capital growth. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund.


      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would be 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.


                  Other Investment Techniques and Strategies

      |X| Temporary Defensive Investments. For temporary defensive purposes, the Fund can invest in repurchase agreements and a variety of "money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities the Fund may invest in.

            |_| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

            |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S. government. The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

            |_| Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o     obligations   issued  or  guaranteed  by  a  domestic  or  foreign  bank
                  (including a foreign branch of a domestic bank) having total assets of at least $1 billion,
o     banker's  acceptances  (which may or may not be  supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion.

                        The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less. "Banks" include commercial banks, savings banks and savings and loan associations.

            |_| Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

      The Fund may buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

            |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than 2 days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions may not apply to purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

                             Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|67% or  more  of the  shares  present  or  represented  by  proxy  at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

      |X| Does the Fund Have Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.


      |_| The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.


      |_| The Fund cannot invest in companies for the purpose of acquiring control or management of them.

      |_| The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

      |_| The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

      |_| The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.

      |_| The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot invest in physical commodities or commodity contracts. This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies.

      |_| The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions.

      |_| The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.


      |X|  Does  the  Fund   Have   Additional   Restrictions   That  Are  Not
"Fundamental" Policies?

      The Fund has additional operating policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

      |_| The Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


      |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

                        Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.
      |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following New York-based Oppenheimer funds:3

Oppenheimer California Municipal Fund     Oppenheimer     International     Small
                                          Company Fund
Oppenheimer  Capital   Appreciation  Fund  Oppenheimer  Large  Cap  Growth  Fund
Oppenheimer  Capital  Preservation  Fund  Oppenheimer  Money Market  Fund,  Inc.
Oppenheimer   Developing  Markets  Fund  Oppenheimer  Multiple  Strategies  Fund
Oppenheimer  Discovery Fund Oppenheimer  Multi-Sector  Income Trust  Oppenheimer
Emerging  Growth  Fund  Oppenheimer   Multi-State  Municipal  Trust  Oppenheimer
Emerging   Technologies   Fund  Oppenheimer   Municipal  Bond  Fund  Oppenheimer
Enterprise  Fund  Oppenheimer  New York Municipal Fund  Oppenheimer  Europe Fund
Oppenheimer   Series  Fund,  Inc.   Oppenheimer  Global  Fund  Oppenheimer  U.S.
Government Trust  Oppenheimer  Global Growth & Income Fund  Oppenheimer  Trinity
Core Fund Oppenheimer  Gold & Special  Minerals Fund Oppenheimer  Trinity Growth
Fund  Oppenheimer  Growth  Fund  Oppenheimer   Trinity  Value  Fund  Oppenheimer
International Growth Fund Oppenheimer World Bond Fund

                        Ms. Macaskill and Messrs. Spiro, Donohue, Wixted,
Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).


Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75. 399 Ski Trail, Smoke Rise, New Jersey 07405 Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).


Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203

Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).


Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice
President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.


Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830

Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a Washington, D.C. law firm). Other directorships: Allied Zurich Pl.c; ConAgra, Inc.; FMC Corporation; Farmers Group Inc.; Oppenheimer Funds; Texas Instruments Incorporated; Weyerhaeuser Co. and Zurich Allied AG.

Andrew J. Donohue, Secretary; Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May
2000);  President  and a director of  Centennial  Asset  Management  Corporation
(since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer and Principal  Financial and  Accounting  Officer,
Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2000. The compensation from all of the New York-based Oppenheimer funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1999.

--------------------------------------------------------------------------------
                                                                           Total
                                              Retirement       Compensation
                                               Benefits          from all
                             Aggregate      Accrued as Part   New York based
Trustee's Name              Compensation        of Fund         Oppenheimer
and Other Positions          from Fund         Expenses      Funds (29 Funds)2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Leon Levy               $21               $0             $166,700
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donald W. Spiro                  $5               $0              $10,250
Vice Chairman

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Robert G. Galli 3           $10               $0             $177,715
Study Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Phillip Griffiths 4           $4               $0              $5,125
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Benjamin Lipstein
Study Committee Chairman,       $17               $0             $144,100
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Elizabeth B. Moynihan         $12               $0             $101,500
Study Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Kenneth A. Randall           $11               $0              $93,100
Audit Committee Member

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Edward V. Regan
Proxy Committee
Chairman, Audit                 $11               $0              $92,100
Committee Member

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Russell S. Reynolds, Jr.         $8               $0              $68,900
Proxy Committee Member

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Clayton K. Yeutter 5           $7               $0              $51,675
Proxy Committee Member

--------------------------------------------------------------------------------
1. Aggregate compensation includes fees deferred compensation, if any, and retirement plan benefits occurred for a trustee. Effective January 1, 2000, Pauline Trigere resigned as a Trustee of the Fund.
2. For the 1999 calendar year.
3. Calendar year 1999 figures include compensation from the Oppenheimer New York, Quest and Rochester funds.
4. Includes $4 deferred under Deferred Compensation Plan described below.
5. Includes $1 deferred under Deferred Compensation Plan described below.

                        |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


     |X| Major Shareholders. As of December 21, 2000, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and Class Y shares were:
OppenheimerFunds, Inc., c/o VP Financial Analysis, 6803 S. Tucson Way, Englewood, Colorado 80112-3942, which owned 210,000.000 Class A shares, representing 31.92% of the Class A shares then outstanding, Stuart-Dean Co. Inc., 401K Saving & PR SH PL, Attn. John Bandelt, 366 10th Ave., New York, New York 10001-1413, which owned 41,895,454 Class A shares, representing 6.36% of the Class A shares then outstanding, RPSS TR IRA, FBO Julie M. Schauer, 2820 Pamela Ct., Minden, Nevada 89423-9213 who owned 37,371.503 Class B shares, representing 20.13% of the Class B shares then outstanding, MLPF&S for the sole benefit of its customers, Attn. Fund Admn/#, 4800 Deer Lake Dr. E FL #,
Jacksonville, Florida 32246-6484 which owned 29,970.000 Class C shares, representing 29.90% of the Class C shares then outstanding, First Trust corp TR IRA, FBO Jean F Ellis, #609821-0001, PO Box 173301, Denver, Colorado 80217-3301 which owned 14,327.438 Class C shares, representing 9.99% of the Class C shares then outstanding and New York Yacht Club Pension Plan, 6801 S. Tucson Way, Englewood, Colorado 80112-3924 which owned 27,459.306 Class Y shares, representing 99.63% of the Class Y shares then outstanding.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
      |_| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Advisor buys and sells portfolio securities for the Fund. The members of the portfolio management team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below.

    The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

          ---------------------------------------------------------
                                        Management Fees Paid to
              Fiscal Year Ended:        OppenheimerFunds, Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
                   7/31/001                     $31,905
          ---------------------------------------------------------
      1. For the period from 9/1/99 (commencement of operations).

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Sub-Advisor are affiliates.

      |_| The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio management team of the Fund without the written approval of the Manager. The Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory Agreement is paid by the Manager, not by the Fund. The fee declines on additional assets as the Fund grows: 0.25% of the first $150 million of average annual net assets of the Fund, 0.17% of the next $350 million, and 0.14% of average annual net assets in excess of $500 million.

      The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

                         Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund. The Fund's investment advisory agreement with the Manager and the Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. They may employ broker-dealers that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable.

      The Manager and the Sub-Advisor need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

    The Sub-Advisory Agreement permits the Sub-Advisor to enter into "soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory agreement and the procedures and rules described above. Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio management team. In certain instances, the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

     The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts.

     When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

    Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

    The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

    The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      ---------------------------------------------------------------------
         Period Ended 7/31:      Total Brokerage Commissions Paid by the
                                                  Fund2
      ---------------------------------------------------------------------
      ---------------------------------------------------------------------
               20001                            $11,7673
      ---------------------------------------------------------------------
      1. For the period from 9/1/99 (commencement of operations).
      2. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
      3. In the period ended 7/31/00, the amount of transactions directed to brokers for research services was $426,039 and the amount of the commissions paid to broker-dealers for those services was $596.

                         Distribution and Service Plans


The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of shares of the Fund's Class A, Class B, Class C, Class N and Class Y shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. Class N shares were not publicly offered during the period shown below.


      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------------------------------------------------------------------------

 Period     Aggregate       Class A     Concessions   Concessions   Concessions
                            Front-
            Front-End      End Sales    on Class A    on Class B     on Class C
          Sales Charges     Charges       Shares        Shares         Shares
  Ended     on Class A    Retained by   Advanced by   Advanced by   Advanced by
  7/31:       Shares     Distributor*   Distributor   Distributor   Distributor


-------------------------------------------------------------------------------
  2000       $34,708        $11,659       $11,312       $33,629        $7,704
-------------------------------------------------------------------------------
*Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
  Period          Class A               Class B                Class C
            Contingent Deferred   Contingent Deferred    Contingent Deferred
               Sales Charges         Sales Charges              Sales
  Ended          Retained              Retained          Charges Retained by
   7/31       by Distributor        by Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2000             $0                   $456                   $148
-------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.


Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees4, cast in person at a meeting called for the purpose of voting on that plan. The shareholder vote for the Service Plan for Class A shares and the Distribution and Service Plans for Class B and Class C shares was cast by the Manager as the sole initial holder of Class A, Class B and Class C shares of the Fund.


      Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform, at no cost to the Fund to make those perform.payments. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2000, payments made under the Class A Plan totaled $4,334 all of which was paid by the Distributor to recipients that included $706 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.


      |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide in return for service fees are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B and Class C shares, i.e. shareholder without the services of a broker directly invests in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
      N shares, and

o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


 ------------------------------------------------------------------------------

    Distribution Fees Paid to the Distributor in the Period Ended 7/31/00*

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class:               Total        Amount      Distributor's   Distributor's
                                                 Aggregate      Unreimbursed
                                               Unreimbursed    Expenses as %
                    Payments     Retained by     Expenses      of Net Assets
                   Under Plan    Distributor    Under Plan        of Class
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Plan        $3,507        $3,265         $37,105          3.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Plan        $2,923        $2,632         $11,972          1.21%
 ------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended 7/31/00.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
      |_|Total returns measure the performance of a hypothetical  account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|An  investment  in the Fund is not  insured  by the  FDIC or any  other government agency.
|_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
|_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
|_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
|_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge on Class Y shares.

            |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
            |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

            |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


            The Fund's Total Returns for the Periods Ended 07/31/001


-------------------------------------------------------------------------------
Class of  Cumulative                    Average Annual Total Returns
          Total    Returns
 Shares   (10   Years   or
          Life of Class)
-------------------------------------------------------------------------------
                                 1-Year        5-Year (or life    10 Year (or
                                                  of class)      life of class)
-------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
Class A   -2.75%*  3.18%*     N/A      N/A      N/A      N/A      N/A     N/A
-------------------------------------------------------------------------------
Class B   -2.69%*  2.31%*     N/A      N/A      N/A      N/A      N/A     N/A

-----------------------------------------------------------------------------
Class C   1.40%*   2.40%*     N/A      N/A      N/A      N/A      N/A     N/A
-------------------------------------------------------------------------------
Class Y   3.26%*   3.26%*     N/A      N/A      N/A      N/A      N/A     N/A
-------------------------------------------------------------------------------

*Inception date of Class A, Class B, Class C and Class Y: 09/01/99.
1. Class N shares were not offered for sale during the periods shown.


Because the Fund will be managed in a substantially similar manner as private accounts managed by the Sub-Advisor, the chart below shows the composite total returns for all the accounts managed by the Sub-Advisor using the SectorPlex CoreSM approach as of the most recent quarter end. It is important to note that the following performance information does not represent the historical performance of the Fund and should not be interpreted as indicative of the Fund's future performance. The composite performance data has been prepared in accordance with the performance presentation standards of the Association for Investment Management and Research.

-------------------------------------------------------------------------------

    Composite Total Returns for the Periods Ended 7/31/001 (Based on Past
                                   Performance
     of Similar Accounts Managed with SectorPlex CoreSM Model) (Reflecting
            Deduction of Fees, Expenses and Applicable Sales Loads)

-------------------------------------------------------------------------------
 Class of   Cumulative Total             Average Annual Total Returns
  Shares         Returns
             (Life of Class)
-------------------------------------------------------------------------------
                                   1-Year          5-Years       Life of Class
--------------------------------------------------------------------------------
           After     Without   After  Without  After   Without After    Without
           Sales     Sales     Sales  Sales    Sales   Sales   Sales    Sales
           Charge    Charge    Charge Charge   Charge  Charge  Charge   Charge
-------------------------------------------------------------------------------
Class A    199.73%*  218.02%*  -4.14% 1.71%    17.03%  18.43%  17.43%*  18.45%*
-------------------------------------------------------------------------------
Class B    202.06%*  202.06%*  -3.44% 1.56%    17.37%  17.58%  17.56%*  17.56%*
-------------------------------------------------------------------------------
Class C    199.89%*  199.89%*  -0.17% 0.83%    17.41%  17.41%  17.44%*  17.44%*
-------------------------------------------------------------------------------
Class Y    220.60%*  220.60%*  1.83%  1.83%    18.57%  18.57%  18.59%*  18.59%*
-------------------------------------------------------------------------------
*Inception of Composite:  9/30/93.

1. Class N shares were not offered for sale during the periods shown.


Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. Lipper currently ranks the Fund's performance against all other growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar  rates  and  ranks  mutual  funds  in broad  investment  categories:
domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


ABOUT YOUR ACCOUNT

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day you instruct the Distributor to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |_| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
          |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         |_|current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |_| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:



Oppenheimer Bond Fund                    Oppenheimer  Main Street Growth & Income
                                         Fund
Oppenheimer  California  Municipal Fund Oppenheimer Main Street Opportunity Fund
Oppenheimer  Capital  Appreciation  Fund  Oppenheimer Main Street Small Cap Fund
Oppenheimer  Capital  Preservation  Fund  Oppenheimer  MidCap  Fund  Oppenheimer
Capital Income Fund Oppenheimer  Multiple  Strategies Fund Oppenheimer  Champion
Income Fund Oppenheimer Municipal Bond Fund Oppenheimer  Convertible  Securities
Fund  Oppenheimer New York Municipal Fund  Oppenheimer  Developing  Markets Fund
Oppenheimer New Jersey  Municipal Fund Oppenheimer  Disciplined  Allocation Fund
Oppenheimer  Pennsylvania  Municipal  Fund  Oppenheimer  Disciplined  Value Fund
Oppenheimer Quest Balanced Value Fund
                                         Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund               Inc.
                                         Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Emerging Growth Fund         Inc.
Oppenheimer Emerging  Technologies Fund Oppenheimer Quest Opportunity Value Fund
Oppenheimer  Enterprise Fund Oppenheimer Quest Small Cap Fund Oppenheimer Europe
Fund  Oppenheimer  Quest Value Fund,  Inc.  Oppenheimer  Florida  Municipal Fund
Oppenheimer Real Asset Fund Oppenheimer  Global Fund Oppenheimer Senior Floating
Rate Fund Oppenheimer  Global Growth & Income Fund Oppenheimer  Strategic Income
Fund Oppenheimer  Gold & Special  Minerals Fund  Oppenheimer  Total Return Fund,
Inc.  Oppenheimer  Growth Fund  Oppenheimer  Trinity Core Fund  Oppenheimer High
Yield Fund Oppenheimer  Trinity Growth Fund Oppenheimer  Intermediate  Municipal
Fund  Oppenheimer  Trinity  Value  Fund  Oppenheimer   International  Bond  Fund
Oppenheimer  U.S.  Government  Trust  Oppenheimer   International   Growth  Fund
Oppenheimer  World  Bond  Fund  Oppenheimer  International  Small  Company  Fund
Limited-Term New York Municipal Fund Oppenheimer Large Cap Growth Fund Rochester
Fund Municipals Oppenheimer Limited Term Government Fund


and the following money market funds:

Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
Centennial Government Trust              Oppenheimer Cash Reserves
Centennial Money Market Trust            Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.


      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.


      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |_|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

                     3. If,  at the end of the  thirteen-month  Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally, the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.


      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      |_| Class B Conversion. Under current interpretation of applicable federal tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws, or the IRS interpretation of those laws, should change, the automatic conversion feature may be suspended. In that event, no further conversion of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for a longer period of time.


      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      |_|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
      |_|   Equity  securities  traded  on a U.S.  securities  exchange  or on
NASDAQ are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)         if last sale  information is not available on a valuation date, they are valued at the last reported  sale price  preceding the valuation date if it is within the  spread of the  closing  "bid" and  "asked"
            prices on the valuation  date or, if not, at the closing "bid" price on the valuation date.
      |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the
            Board of Trustees, or
(2)         at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)         at the mean between the "bid" and "asked"  prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)         debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)         non-money market debt instruments that had a maturity of 397 days or less when issued and which have a  remaining  maturity of 60 days or less.
      |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity  of less than 397 days when  issued  that have a  remaining maturity of 60 days or less, and
(2)         debt  instruments  held by a money market fund that have a remaining maturity of 397 days or less.
      |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

                               How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.
                        The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.


      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Sub-Advisor, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.


      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional Information.


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares


      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer deemedMoney Market Fund, Inc. are deemed to be "Class A" shares for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525-7048. o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.


      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                       Dividends, Capital Gains and Taxes


Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of Class A, Class B, Class C, Class N and Class Y shares.


      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

                  Under the Internal Revenue Code, by December 31 each year, the
            Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

                      Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent auditor of the Fund. The firm audits the Fund's financial statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Trinity Core Fund as of July 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period from September 1, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Core Fund as of July 31, 2000, and the results of its operations, the changes in its net assets and financial highlights for the period from September 1, 1999 (commencement of operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

KPMG LLP

Denver, Colorado
August  21, 2000


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           July 31, 2000

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
=======================================================================================================================
COMMON STOCKS - 94.6%
-----------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.7%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                              1,900        $    54,625
-----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            800             32,550
                                                                                                           ------------
                                                                                                                87,175
-----------------------------------------------------------------------------------------------------------------------
METALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                           (1)                         600              8,812
-----------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                     600             22,650
-----------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             16,275
                                                                                                           ------------
                                                                                                                47,737
-----------------------------------------------------------------------------------------------------------------------
PAPER - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                         1,300             32,256
-----------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  500             13,719
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                800             36,550
                                                                                                           ------------
                                                                                                                82,525
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.6%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
-----------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                       400             17,975
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
-----------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200            318,912
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                 500             17,187
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     700             26,994
-----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                     700             32,069
-----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                   900             30,262
-----------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                              700             27,475
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       1,800             96,300
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       700             40,862
                                                                                                           ------------
                                                                                                               271,149
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 5.2%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                        (1)                         300              8,456
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                    4,600            142,312
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.                            (1)                       1,383             64,915
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                        200              7,125
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications                                                                          400             18,800
-----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                      (1)                       1,700             66,406
                                                                                                           ------------
                                                                                                               308,014
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.4%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                 700             27,869
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                      1,900             80,869
                                                                                                           ------------
                                                                                                               108,738

9  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 8.3%
-----------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                1,100        $    51,219
-----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                                                    1,200             23,925
-----------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400             20,775
-----------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                       (1)                         844             11,816
                                                                                                           ------------
                                                                                                               107,735
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           700             31,412
-----------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                                           600             39,562
-----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                             600             31,275
-----------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                       900             37,069
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                               800             61,350
                                                                                                           ------------
                                                                                                               169,256
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         2,400            131,850
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,800            144,900
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             1,100             46,406
-----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                          1,400             29,137
                                                                                                           ------------
                                                                                                               220,443
-----------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500             19,500
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.2%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     1,100             88,550
-----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           1,500             91,969
                                                                                                           ------------
                                                                                                               180,519
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,500            135,406
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                800             25,200
                                                                                                           ------------
                                                                                                               160,606
-----------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   1,900             49,281
-----------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   1,200             47,250
                                                                                                           ------------
                                                                                                                96,531
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       200              7,887
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                  2,800             81,725
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,000             57,437
                                                                                                           ------------
                                                                                                               139,162
-----------------------------------------------------------------------------------------------------------------------
ENERGY - 5.2%
-----------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                                   300             17,325

10  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
Oil:  Domestic - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400        $    19,900
-----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700             22,837
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   600             47,400
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             2,100            168,000
-----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100             22,275
-----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                    600             29,662
-----------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                              400              9,725
                                                                                                           ------------
                                                                                                               319,799
-----------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          1,400             81,550
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL - 13.2%
-----------------------------------------------------------------------------------------------------------------------
BANKS - 6.3%
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         2,300            108,962
-----------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                    2,100             52,369
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                         1,800             89,437
-----------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                 3,500             69,125
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                         600             80,100
-----------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                            700             52,412
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                          1,200             57,450
                                                                                                           ------------
                                                                                                               509,855
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.6%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          1,800            102,037
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               1,800            127,013
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    1,200             59,850
                                                                                                           ------------
                                                                                                               288,900
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     900             46,744
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,500            131,531
-----------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                      700             26,425
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                     500             61,000
                                                                                                           ------------
                                                                                                               265,700
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 9.6%
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.9%
-----------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,200            116,738
-----------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                      2,600            129,025
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               200             18,613
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,000            143,375
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  3,875            167,109
-----------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               1,900            104,025
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                        500             40,906
                                                                                                           ------------
                                                                                                               719,791
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                       1,100             27,775
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 600             30,638
                                                                                                           ------------
                                                                                                                58,413

11  Oppenheimer Trinity Core Fund



-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 31.3%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.2%
-----------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                          (1)                          38        $     1,549
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                (1)                         800             40,650
-----------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                 (1)                         400             17,575
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                           (1)                         400             34,050
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             100             10,919
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700            191,144
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                              (1)                       1,900            200,331
                                                                                                           ------------
                                                                                                               496,218
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.4%
-----------------------------------------------------------------------------------------------------------------------
America Online, Inc.                                                (1)                       2,800            149,275
-----------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,800             77,400
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     (1)                       2,200            153,588
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                        (1)                       2,800            210,525
-----------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                (1)                         600             87,000
                                                                                                           ------------
                                                                                                               677,788
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.6%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                 (1)                       5,400            353,363
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                       700             30,625
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           900             66,938
                                                                                                           ------------
                                                                                                               450,926
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.3%
-----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                        (1)                         600             43,163
-----------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                        (1)                         600             58,913
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                (1)                         900             60,188
-----------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                             (1)                       1,300             98,638
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   5,200            347,100
-----------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                             (1)                       1,200             97,800
-----------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                     (1)                         200              8,063
-----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                      (1)                         800             50,700
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         800             46,950
-----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                        (1)                         300             22,519
                                                                                                           ------------
                                                                                                               834,034
-----------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                             1,200             65,850
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
-----------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.5%
-----------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                           (1)                       1,100             36,369
-----------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                       400              9,925
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.7%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
-----------------------------------------------------------------------------------------------------------------------
AES Corp. (The)                                                     (1)                         600             32,063
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800             26,800
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     1,200             37,500
                                                                                                           ------------
                                                                                                                96,363

12  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                           SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
-----------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                            600        $    29,025
-----------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                   1,100             80,988
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228             23,025
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                     1,600             66,800
                                                                                                           ------------
                                                                                                               199,838
                                                                                                           ------------
Total Common Stocks (Cost $7,355,429)                                                                        7,635,770

                                                                                          PRINCIPAL
                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,  Inc.,
6.53%, dated 7/31/00,to be repurchased at $289,052 on
8/1/00, collateralized  by U.S. Treasury Nts.,4.25%-7.875%,
8/31/00-8/15/09, with a value of $211,122 and U.S. Treasury
Bonds, 5.25%-14%, 8/15/03-11/15/28,with a value of $84,330
(Cost $289,000)                                                                            $289,000            289,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,644,429)                                                  98.2%         7,924,770
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 1.8            143,329
                                                                                   -----------------       ------------

NET ASSETS                                                                                    100.0%       $ 8,068,099
                                                                                   =================       ============

1.  Non-income-producing security.

See accompanying Notes to Financial Statements.

13  Oppenheimer Trinity Core Fund



----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 July 31, 2000



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $7,644,429) - see accompanying statement                                                   $7,924,770
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                          843
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                          175,260
Shares of beneficial interest sold                                                                                         88,932
Interest                                                                                                                    4,670
Other                                                                                                                          29
                                                                                                                       -----------
Total assets                                                                                                            8,194,504

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                     109,476
Shareholder reports                                                                                                         8,729
Distribution and service plan fees                                                                                          2,261
Transfer and shareholder servicing agent fees                                                                                 873
Trustees' compensation                                                                                                         71
Other                                                                                                                       4,995
                                                                                                                       -----------
Total liabilities                                                                                                         126,405

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $8,068,099
                                                                                                                       ===========

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $7,829,182
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                  (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                                280,341
                                                                                                                       -----------
Net assets                                                                                                             $8,068,099
                                                                                                                       ===========


14  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 Continued



----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $5,917,775 and 574,797 shares of
beneficial interest outstanding)                                                                                           $10.30

Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                                                                   $10.93

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,160,036 and 113,551
shares of beneficial interest outstanding)                                                                                 $10.22

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $989,258 and 96,599
shares of beneficial interest outstanding)                                                                                 $10.24

----------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $1,030 and 100 shares
of beneficial interest outstanding)                                                                                        $10.30


See accompanying Notes to Financial Statements.

15  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Period from September 1, 1999
                                                                                    (commencement of operations) to July 31, 2000


----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                                $ 54,358
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                   11,775
                                                                                                                         ---------
Total income                                                                                                               66,133

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            31,905
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                     4,334
Class B                                                                                                                     3,507
Class C                                                                                                                     2,923
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                     3,130
Class B                                                                                                                       350
Class C                                                                                                                       305
Class Y                                                                                                                         1
----------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                        11,789
----------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                3,652
----------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                 2,122
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 2,029
----------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                          1,691
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        106
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         200
                                                                                                                         ---------
Total expenses                                                                                                             68,044
Less expenses paid indirectly                                                                                              (2,029)
                                                                                                                         ---------
Net expenses                                                                                                               66,015

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                         118

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                          (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                      280,341
                                                                                                                         ---------
Net realized and unrealized gain                                                                                          238,917

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $239,035
                                                                                                                         =========


See accompanying Notes to Financial Statements.

16  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD ENDED
                                                                                                                    JULY 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                  $      118
----------------------------------------------------------------------------------------------------------------------------------

Net realized loss                                                                                                         (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                     280,341
                                                                                                                       -----------
Net increase in net assets resulting from operations                                                                      239,035

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                      (111)
Class B                                                                                                                        (6)
Class C                                                                                                                        --
Class Y                                                                                                                        (1)
----------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                                    (4,165)
Class B                                                                                                                      (216)
Class C                                                                                                                        --
Class Y                                                                                                                        (2)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                                 5,635,003
Class B                                                                                                                 1,132,147
Class C                                                                                                                   963,415
Class Y                                                                                                                        --

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                          7,965,099
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       103,000(2)
                                                                                                                       -----------
End of period                                                                                                          $8,068,099
                                                                                                                       ===========


1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.

17  Oppenheimer Trinity Core Fund



FINANCIAL HIGHLIGHTS
                                                          CLASS A             CLASS B              CLASS C               CLASS Y
                                                     -----------------    ----------------    -----------------   ------------------

                                                     PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                     JULY 31, 2000 (1)    JULY 31, 2000 (1)   JULY 31, 2000 (1)    JULY 31, 2000 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $10.00              $10.00               $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02                (.02)                (.03)                  .05
Net realized and unrealized gain                             .30                 .25                  .27                   .28
                                                -----------------    ----------------    -----------------    ------------------
Total gain from investment operations                        .32                 .23                  .24                   .33

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          -- (2)              -- (2)               --                    -- (2)
Dividends in excess of net investment income                (.02)               (.01)                  --                  (.03)
                                                -----------------    ----------------    -----------------    ------------------
Total dividends and/or distributions
to shareholders                                             (.02)               (.01)                  --                  (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30              $10.22               $10.24                $10.30
                                                =================    ================    =================    ==================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        3.18%               2.31%                2.40%                 3.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $5,918              $1,160                 $989                    $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $3,959               $ 386                 $322                    $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.14%              (0.73)%              (0.73)%                0.26%
Expenses                                                   1.46%               2.33%                2.33%                 1.34%
Expenses, net of indirect expenses                         1.41%               2.28%                2.28%                 1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     195%                195%                 195%                  195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

     Expiring
--------------
         2008      $41,424

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

19  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

1.  SIGNIFICANT ACCOUNTING POLICIES Continued
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended July 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $4,383. Overdistributed net investment income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.


20  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     PERIOD ENDED JULY 31, 2000(1)
                                             -------------------------------------
                                                     SHARES                AMOUNT
----------------------------------------------------------------------------------
CLASS A
Sold                                                609,011      $      6,086,888
Dividends and/or distributions reinvested                60                   591
Redeemed                                            (44,274)             (452,476)
                                             --------------      -----------------
Net increase                                        564,797      $      5,635,003
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS B
Sold                                                144,748      $      1,443,834
Dividends and/or distributions reinvested                23                   221
Redeemed                                            (31,320)             (311,908)
                                             ---------------     -----------------
Net increase                                        113,451      $      1,132,147
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS C
Sold                                                102,346      $      1,021,691
Dividends and/or distributions reinvested                --                    --
Redeemed                                             (5,847)              (58,276)
                                             ---------------     -----------------
Net increase                                         96,499      $        963,415
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --      $             --
Dividends and/or distributions reinvested                --                    --
Redeemed                                                 --                    --
                                             ---------------     -----------------
Net increase                                             --      $             --
                                             ===============     =================

1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate  cost of purchases and proceeds  from sales of  securities,  other
than  short-term  obligations,   for  the  period  ended  July  31,  2000,  were
$16,578,030 and $9,160,086, respectively.

As of July 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,644,429 was:


Gross unrealized appreciation             $ 540,086
Gross unrealized depreciation              (259,745)
                                          ----------
Net unrealized appreciation               $ 280,341
                                          ==========


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended July 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

21  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the period ended July 31, 2000, the Manager paid $9,009 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


----------------- --------------------- ------------------ ----------------- ----------------- ----------------
                   AGGREGATE FRONT-END   CLASS A            COMMISSIONS ON    COMMISSIONS ON    COMMISSIONS ON
                   SALES CHARGES ON      FRONT-END SALES    CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                   CLASS A SHARES        CHARGES RETAINED   ADVANCED BY       ADVANCED BY       ADVANCED BY
PERIOD ENDED                             BY DISTRIBUTOR     DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------ --------------------- ------------------ ----------------- ----------------- ----------------
July 31, 2000          $34,708              $11,659           $11,312           $33,629           $7,704
------------------ --------------------- ------------------ ----------------- ----------------- ----------------

1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.

------------------- ----------------------- ---------------------- -----------------------
                    CLASS A CONTINGENT      CLASS B CONTINGENT     CLASS C CONTINGENT
                    DEFERRED SALES          DEFERRED SALES         DEFERRED SALES
                    CHARGES RETAINED BY     CHARGES RETAINED BY    CHARGES RETAINED BY
PERIOD ENDED        DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR
------------------- ----------------------- ---------------------- -----------------------
July 31, 2000              $--                     $--                    $--
------------------- ----------------------- ---------------------- -----------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended July 31, 2000, payments under the Class A plan totaled $4,334 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

22  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION  FEES PAID TO THE  DISTRIBUTOR FOR THE PERIOD ENDED JULY
31, 2000, WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN               $3,507                $3,265                    $37,105                      3.20%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                2,923                  2,632                    11,972                     1.21
------------------- --------------------- ---------------------- ---------------------------- ------------------------

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the period ended July 31, 2000.

                                   Appendix A

                                  S&P 500 Index
                   11 Economic Sectors, 34 Industry Groups



            Basic Materials                     Miscellaneous
            Chemicals                           Miscellaneous
            Forest Products
            Metals

                                                Technology
                                                Computer Hardware
            Consumer Staples                    Computer Software
            Food/Bev/Tobacco                    Electronics
            Household Products
            Food & Drug Retail

                                                Consumer Cyclicals
                                                Retail/Merchandise
            Health Care                         Entertainment
            Drugs                               Building Materials
            Hospital/Hospital Supply            Lodging & Restaurant
                                                Publishing
                                                Consumer Durables
                                                Retail/Clothing
            Transportation
            Automotive
            Transportation
            Auto Parts                          Finance
                                                Consumer Finance
                                                Money Center Banks
                                                Insurance
            Capital Goods                       Regional Banks
            Electric Equipment
            Aerospace
            Machinery
                                                Utilities
                                                Telephones
                                                Electric Utilities
            Energy                              Gas & Water
            Integrated Oils
            Oil Products/Svcs

                                   Appendix B

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").
Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7)
         custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2)   has, at the time of purchase,  100 or more  eligible  employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
              Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets
              invested  in  money  market   funds)   invested  in   Applicable
              Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
|_| The Manager or its affiliates.
|_|   Present or former  officers,  directors,  trustees  and  employees  (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse,
         children,  grandchildren,   grandparents,   parents,  parents-in-law,
         brothers  and  sisters,  sons-  and  daughters-in-law,   a  sibling's
         spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered  representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment  advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_| Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
|_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares  purchased  through  a  broker-dealer  that  has  entered  into a
         special   agreement  with  the  Distributor  to  allow  the  broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its
         subsidiaries)   on  which  an  initial  sales  charge  or  contingent
         deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|      Shares   purchased  by  the   reinvestment  of  loan  repayments  by  a
         participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.6
(5)   Under a Qualified  Domestic  Relations Order, as defined in the Internal
              Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum  distribution  requirements of the Internal  Revenue
              Code.
(7)           To make  "substantially  equal periodic  payments" as described in
              Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.7
         (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III.  Waivers  of Class B, Class C and Class N Sales  Charges  of  Oppenheimer

Funds


The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.


A. Waivers for Redemptions in Certain Cases.


The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account

         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions  from accounts  other than  Retirement  Plans  following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
|_| Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.8
(5)   To make  distributions  required  under a Qualified  Domestic  Relations
              Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum  distribution  requirements of the Internal  Revenue
              Code.
(7)           To make  "substantially  equal periodic  payments" as described in
              Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.9 (9) On account of the participant's separation from service.10 (10) Participant-directed redemptions to purchase shares of a mutual fund
              (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2 , as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      |_|Redemptions  of Class B shares  or  Class C shares  under an  Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.


The contingent deferred sales charge is also waived on Class B, Class C and Class N shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates.

|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party. |_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.         Oppenheimer  Quest  Small Cap Value
                                           Fund
Oppenheimer Quest Balanced Value Fund      Oppenheimer Quest Global Value Fund
Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest for  Value  U.S.  Government  Income Quest for Value New York  Tax-Exempt
Fund                                       Fund
Quest for Value Investment  Quality Income Quest for Value National  Tax-Exempt
Fund                                       Fund
Quest for Value Global Income Fund         Quest    for    Value     California
                                           Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      |X|         Reduced  Class A Initial  Sales  Charge  Rates  for  Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                     Initial       Sales Initial       Sales
                     Charge              Charge              Commission
Number of Eligible   as a %              as a % of Net       as % of
Employees or Members of Offering Price   Amount Invested     Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer           2.50%               2.56%               2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not 2.00%               2.04%               1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account           Connecticut Mutual Total Return
                                            Account
Connecticut Mutual Government               CMIA LifeSpan Capital
Securities Account                          Appreciation Account
Connecticut Mutual Income Account           CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account           CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
           Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser,  provided the total initial  amount  invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors  of the  Fund or any one or  more  of the  Former  Connecticut
              Mutual Funds and members of their immediate families;
(4)   employee  benefit  plans  sponsored  by  Connecticut   Mutual  Financial
              Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in  connection  with  the  Fund's  right  to  involuntarily   redeem  or
           liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: |_| the Manager and its affiliates, |_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative service.

Oppenheimer Trinity Core FundSM

Internet Web Site:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Sub-Advisor
      Trinity Investment Management Corporation
      301 North Spring Street
      Bellefonte, Pennsylvania 16823

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown & Platt
      1675 Broadway
      New York, New York 10019

1234


PX0211.0101

                          OPPENHEIMER TRINITY CORE FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

      (a)   Declaration  of  Trust  dated  May  6,  1999:   Filed  with  initial
            registration   statement,   5/28/99,   and  incorporated  herein  by
            reference.

(b)   By-Laws:  Filed  with  Registrant's   Pre-Effective   Amendment  No.  2,
      8/25/99, and incorporated herein by reference.

      (c) (i) Specimen Class A Share Certificate: Filed with initial registration statement, 5/28/99, and incorporated herein by reference.
         (ii) Specimen Class B Share Certificate: Filed with initial registration statement, 5/28/99, and incorporated herein by reference.
         (iii) Specimen Class C Share Certificate: Filed with initial registration statement, 5/28/99, and incorporated herein by reference.

         (iv)  Specimen Class N Share Certificate: Filed herewith.
         (v)   Specimen  Class  Y  Share   Certificate:   Filed  with  initial

            registration  statement,   5/28/99,  and  incorporated  herein  by
            reference.

(d)   (i)  Investment  Advisory  Agreement  dated  August 16,  1999:  Filed
      with  Registrant's   Pre-Effective  Amendment  No.  2,  8/25/99,  and
      incorporated herein by reference.

      (ii) Form of  Subadvisory  Agreement  dated  August 16,  1999:  Filed
      with  Registrant's   Pre-Effective   Amendment  No  2,  8/25/99,  and
      incorporated herein by reference.

      (e)   (i) General  Distributor's  Agreement  dated August 16, 1999:  Filed
            with  Registrant's   Pre-Effective  Amendment  No  2,  8/25/99,  and
            incorporated herein by reference.

         (ii)     Form of Dealer  Agreement of  OppenheimerFunds  Distributor,
            Inc.: Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iii) Form  of  OppenheimerFunds  Distributor,  Inc.  Broker  Agreement:
Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No.333-79707), 8/25/99, and incorporated herein by reference.

      (iv)  Form  of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation    Plans    for    Disinterested
Trustees/Directors:

      (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Previously filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)   Custody   Agreement   dated   August  5,  1999  Filed  with   Registrant's
      Pre-Effective   Amendment  No  2,  8/25/99,  and  incorporated  herein  by reference.
 .
(h)   Not applicable.

(i) Opinion and Consent of Counsel: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from  OppenheimerFunds,  Inc. to Registrant:  Filed
      with  Registrant's   Pre-Effective   Amendment  No  2,  8/25/99,  and
      incorporated herein by reference.

(m)   (i) Service Plan and  Agreement  for Class A shares dated August 16, 1999:
      Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for Class B shares dated August 16, 1999: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares dated August 16, 1999: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference.


      (iv) Form Distribution and Service Plan and Agreement for Class N shares: Filed herewith.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/22/00: Previously filed with Post-Effective Amendment No. 62 to the Registration Statement of Oppenheimer Money Market Fund, Inc. (Reg. No. 2-49887), 11/22/00, and incorporated herein by reference.


(o) Powers of Attorney for all Trustees/Directors and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

Amended and Restated  Code of Ethics of the  Oppenheimer  Funds dated March 1,
      2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position     Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Amy Adamshick,

Vice President                      Scudder  Kemper  Investments  (July 1998 -
                                    May 2000)


Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Chartered Financial Analyst.

Edward Amberger,
Assistant Vice President            None.

Janette Aprilante,
Assistant Vice President            None.

Victor Babin,
Senior Vice President               None.

Bruce L. Bartlett,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer           Formerly Senior Vice President  (until May
                                     1998).


Kevin Baum,
Assistant Vice President            None.


Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning
Assistant Vice President            None.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                      None.

Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael A. Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation.

John Cardillo,
Assistant Vice President            None.

Elisa Chrysanthis
Assistant Vice President            None.

H.C. Digby Clements,
Vice President: Rochester Division  None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of  the  Board  and  a  director
                                    (since  June  1999)  and  Senior  Managing
                                    Director    (since   December   1998)   of
                                    HarbourView Asset Management  Corporation;
                                    a  director  (since  March  2000)  of  OFI
                                    Private Investments,  Inc.; Trustee (1993)
                                    of  Awhtolia  College -  Greece;  formerly
                                    Chief  Executive  Officer  of  HarbourView
                                    Asset  Management   Corporation  (December
                                    1998 - June 1999).

John Davis
Assistant Vice President            EAB Financial (April 1998-February 1999).

Robert A. Densen,
Senior Vice President               None.

Ruggero de'Rossi
Vice President                      Formerly,  Chief Strategist at ING Barings
(July
                                    1998 - March 2000).

Sheri Devereux,
Vice President          None.

Max Dietshe
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President            None.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since September
                                    1993) and a director  (since January 1992)
                                    of   the   Distributor;   Executive   Vice
                                    President,    General    Counsel    (since
                                    September  1995)  and  a  director  (since
                                    August   1994)   of   HarbourView    Asset
                                    Management    Corporation,     Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000),  and of PIMCO Trust Company  (since
                                    May 2000);  President  and a  director  of
                                    Centennial  Asset  Management  Corporation
                                    (since  September 1995) and of Oppenheimer
                                    Real Asset  Management,  Inc.  (since July
                                    1996);   Vice  President  and  a  director
                                    (since       September       1997)      of
                                    OppenheimerFunds  International  Ltd.  and
                                    Oppenheimer   Millennium   Funds   plc;  a
                                    director    (since    April    2000)    of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable trust program established by the Manager; General Counsel (since May
                                    1996) and Secretary  (since April 1997) of
                                    Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                      None.


John Eiler
Vice President                      None.


Daniel Engstrom,
Assistant Vice President            None.

Armond Erpf
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice   President   and  Secretary  of  the
                                    Distributor;  Secretary  and  Director  of
                                    Centennial Asset  Management  Corporation;
                                    Vice    President    and    Secretary   of
                                    Oppenheimer Real Asset  Management,  Inc.;
                                    Secretary of HarbourView  Asset Management
                                    Corporation,    Oppenheimer    Partnership
                                    Holdings,   Inc.,   Shareholder  Financial
                                    Services,  Inc. and Shareholder  Services,
                                    Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    presently he holds the following other positions: Director (since 1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.

David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).

Colleen Franca,
Assistant Vice President            None.

Crystal French
Vice President                      None.

Dan Gangemi,
Vice President                      None.

Subrata Ghose
Assistant Vice President            Formerly,   Equity   Analyst  at  Fidelity
                                    Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President            None.

Alan Gilston,
Vice President                      None.

Jill Glazerman,
Vice President                      None.

Paul Goldenberg,
Vice President                      Formerly,   President   of   Advantageware
                                    (September 1992 - September 1999).

Mikhail Goldverg
Assistant Vice President            None.

Laura Granger,

Vice President                      Formerly,   Portfolio  Manager  at  Fortis
                                    Advisors (July 1998-October 2000).


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of PIMCO Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President               None.

Robert Guy,
Senior Vice President               None.

Robert Haley,
Assistant Vice President            None.

Kelly Haney,

Assistant Vice President            None.


Thomas B. Hayes,
Vice President                      None.


Dennis Hess,
Assistant Vice President            None.


Dorothy Hirshman,
Assistant Vice President            None

Merryl Hoffman,
Vice President and
Senior Counsel                      None

Merrell Hora,
Assistant Vice President            None.

Scott T. Huebl,
Vice President                      None.

Margaret Hui
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).

James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).

David Hyun,
Vice President Formerly portfolio manager, technology analyst and research associate at Fred Alger Management, Inc. (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President               Formerly   Vice   President   of   Product
                                    Management  at  Ameritrade   (until  March
                                    2000).

Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      Senior Vice  President  (since April 2000)
                                    of    HarbourView     Asset     Management
                                    Corporation.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President            None.

                                 Deborah Kaback,
Vice President and
Senior Counsel                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).

Lewis Kamman
Vice President                      Senior   Consultant   for  Bell   Atlantic
                                    Network     Integration,     Inc.    (June
                                    1997-December 1998).

Jennifer Kane
Assistant Vice President            None.

Lynn Oberist Keeshan
Senior Vice President Formerly (until March 1999) Vice President, Business Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Walter Konops,
Assistant Vice President            None.

Avram Kornberg,
Senior Vice President               None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President An officer and/or portfolio manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President            None.

Christopher Leavy
Senior Vice President Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000) and an Analyst and Portfolio Manager at Crestar Asset Management (1995-1997).

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

Malissa Lischin
Assistant Vice President            Formerly  Associate  Manager,   Investment
                                    Management  Analyst at Prudential  (1996 -
                                    March 2000).

David Mabry,
Vice President                      None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director                        President,  Chief Executive  Officer and a
                                    director   (since   March   2000)  of  OFI
                                    Private  Investments,  Inc., an investment
                                    adviser   subsidiary   of   the   Manager;
                                    Chairman  and a  director  of  Shareholder
                                    Services,  Inc.  (since  August  1994) and
                                    Shareholder   Financial   Services,   Inc.
                                    (since  September  1995),  transfer  agent
                                    subsidiaries  of  the  Manager;  President
                                    (since  September  1995)  and  a  director
                                    (since   October   1990)  of   Oppenheimer
                                    Acquisition  Corp.,  the Manager's  parent
                                    holding    company;    President    (since
                                    September  1995)  and  a  director  (since
                                    November 1989) of Oppenheimer  Partnership
                                    Holdings,    Inc.,   a   holding   company
                                    subsidiary  of the Manager;  President and
                                    a  director   (since   October   1997)  of
                                    OppenheimerFunds  International  Ltd.,  an
                                    offshore  fund  management  subsidiary  of
                                    the Manager and of Oppenheimer  Millennium
                                    Funds  plc;  a  director  of   HarbourView
                                    Asset Management  Corporation  (since July
                                    1991)  and  of   Oppenheimer   Real  Asset
                                    Management,   Inc.   (since   July  1996),
                                    investment  adviser  subsidiaries  of  the
                                    Manager;  a director (since April 2000) of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the  Manager;  a  director  of  Prudential
                                    Corporation plc (a U.K.  financial service
                                    company);   President  and  a  trustee  of
                                    other    Oppenheimer    funds;    formerly
                                    President  of  the  Manager  (June  1991 -
                                    August 2000).

Steve Macchia,
Vice President                      None.

Marianne Manzolillo,
Assistant                           Vice President Formerly,  Vice President for
                                    DLJ High Yield Research Department (February
                                    1993 - July 2000).


Luann Mascia,
Vice President                      None.


Philip T. Masterson,
Vice President                      None.

Loretta McCarthy,
Executive Vice President            None.

Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Joy Milan
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.

John Murphy,
President, Chief Operating
Officer                             and   Director   President   of   MassMutual
                                    Institutional Funds and the MML Series Funds until September 2000.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    June 1999).

Frank Pavlak,
Vice President                      Formerly.   Branch  Chief  of   Investment
                                    Company Examinations at U.S. Securities and Exchange Commission (January 1981 -
                                    December 1998).

James Phillips
Assistant Vice President            None.

David Pellegrino
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            None.


Heather Rabinowitz,
Assistant Vice President            None.


Julie Radtke,
Vice President                      None.

Thomas Reedy,
Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None

David Robertson,
Senior Vice President Formerly, Director of Sales and Marketing for Schroder Investment Management of North America (March 1998 - March 2000).

Jeffrey Rosen,
Vice President                      None.

Marci Rossell,
Vice President and                  Corporate Economist     Economist     with
                                    Federal  Reserve  Bank  of  Dallas  (April
                                    1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President            President     and    director    of    the
                                    Distributor;  Vice President  (since March
                                    2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President            President  and  director  of   Shareholder
                                    Services,  Inc.; formerly Chief Operations
                                    Officer for American  International  Group
                                    (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Assistant Vice President            Assistant  Vice  President   (since  March
                                    2000) of OFI Private Investments, Inc.

Jeff Schneider,
Vice President                      Formerly   (until   May  1999)   Director,
                                    Personal Decisions International.

Ellen Schoenfeld,
Vice President                      None.


Brooke Schulte,
Assistant Vice President            None.


Allan Sedmak
Assistant Vice President            None.

Jennifer Sexton,
Vice President          None.

Martha Shapiro,
Assistant Vice President            None.

Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer,
Vice President                      None.

Cathleen Stahl,

Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program.


Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                      None.

Gregg Stitt,
Assistant Vice President            None.

John Stoma,
Senior Vice President               None.

Deborah Sullivan,
Assistant Vice President,
Assistant Counsel                   Formerly,   Associate   General   Counsel,
                                    Chief   Compliance   Officer,    Corporate
                                    Secretary and Vice  President of Winmill &
                                    Co.  Inc.  (formerly  Bull &  Bear  Group,
                                    Inc.), CEF Advisers,  Inc.  (formerly Bull
                                    & Bear Advisers,  Inc.),  Investor Service
                                    Center,    Inc.   and   Midas   Management
                                    Corporation (November 1997 - March 2000).

Kevin Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
Development
                                    At  Evergreen  Investor   Services,   Inc.
(June 1995 -
                                    May 1999).


Michael Sussman,
Assistant Vice President            None.


James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President: Rochester Division  None.


James Taylor,
Assistant Vice President            None.


Paul Temple,
Vice President                      Formerly  (until  May  2000)  Director  of
                                    Product Development at Prudential.

Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.

Phillip Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group (April 1996 - June 1999).

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Fixed Income.

Barry Weiss,

Assistant Vice President            Fitch IBCA (1996 - January 2000).


Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Catherine White,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President  with Gruntal & Co. LLC (September
                                    1998 - October 2000); member of the American
                                    Society of Pension  Actuaries  (ASPA)  since
                                    1995.

William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International Equities; Senior Vice President of HarbourView Asset Management Corporation.

Donna Winn,
Senior Vice President               Vice  President  (since March 2000) of OFI
                                    Private Investments, Inc.


Philip Witkower,
Senior Vice President   Formerly Vice  President of Prudential  Investments
                                    (1993 - November 2000)


Brian W. Wixted,
Senior Vice President and
Treasurer               Treasurer  (since March 1999) of HarbourView  Asset
                                    Management   Corporation,   Shareholder
                                    Services,    Inc.,   Oppenheimer   Real
                                    Asset      Management      Corporation,
                                    Shareholder  Financial  Services,  Inc.
                                    and Oppenheimer  Partnership  Holdings,
                                    Inc.,   of  OFI  Private   Investments,
                                    Inc.   (since   March   2000)   and  of
                                    OppenheimerFunds   International   Ltd.
                                    and  Oppenheimer  Millennium  Funds plc
                                    (since May 2000);  Treasurer  and Chief
                                    Financial  Officer  (since May 2000) of
                                    PIMCO    Trust    Company;    Assistant
                                    Treasurer   (since   March   1999)   of
                                    Oppenheimer  Acquisition  Corp.  and of
                                    Centennial       Asset       Management
                                    Corporation;   an   officer   of  other
                                    Oppenheimer  funds;  formerly Principal
                                    and Chief  Operating  Officer,  Bankers
                                    Trust  Company - Mutual  Fund  Services
                                    Division (March 1995 - March 1999).

Carol Wolf,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; serves on the Board of Chinese Children Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's Hospital Oncology Department.

Kurt Wolfgruber
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Domestic    Equities;    member   of   the
                                    Investment  Product  Review  Committee and
                                    the  Executive  Committee  of  HarbourView
                                    Asset  Management  Corporation;   formerly
                                    (until  April  2000) a  Managing  Director
                                    and  Portfolio   Manager  at  J.P.  Morgan
                                    Investment Management, Inc.

Caleb Wong,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain   Oppenheimer  funds  (since  June
                                    1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal Zamore,
Vice President                      Director  e-Commerce;  formerly (until May
                                    2000) Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President            None.

Arthur J. Zimmer,
Senior Vice President               Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  Vice President of Centennial
                                    Asset Management  Corporation;  an officer
                                    and/or   portfolio   manager   of  certain
                                    Oppenheimer funds.

Susan Zimmerman,
Vice President                      None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

            New York-based Oppenheimer Funds

            Oppenheimer California Municipal Fund
            Oppenheimer Capital Appreciation Fund
            Oppenheimer Capital Preservation Fund
                           Oppenheimer   Developing   Markets  Fund  Oppenheimer
            Discovery Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc.
            Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund
            Oppenheimer Trinity Value Fund
            Oppenheimer U.S. Government Trust
            Oppenheimer World Bond Fund

            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals

            Denver-based Oppenheimer Funds

            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust
                               Centennial   Government  Trust  Centennial  Money
            Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income
            Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund
            Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                 Positions & Offices        Positions        &
Offices
Business Address                 with Underwriter           with Registrant

Jason Bach                       Vice President             None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)            Vice President             None

Peter Beebe                      Vice President             None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship           Vice President             None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                   Senior Vice President      None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                  Vice President             None

Robert Coli                      Vice President             None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                 Vice President             None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                    Vice President             None

Stephen Demetrovits(2)           Vice President             None

Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson                  Vice President             None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro                   Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser                Vice President             None


Andrew John Donohue(2)           Executive Vice             Secretary
                                 President and Director


G. Patrick Dougherty (2)         Vice President             None

Cliff Dunteman                   Vice President             None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich                 Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                      Vice President             None
35 Crown Terrace
Yardley, PA  19067

George Fahey                     Vice President             None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                      Vice President             None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)             Vice President and         None
                                 Corporate Secretary

Mark Ferro                       Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)            Vice President             None

Brian Flahive                    Assistant Vice President   None

John ("J") Fortuna(2)            Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)               Assistant Vice President   None

Luiggino Galleto                 Vice President             None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                    Vice President             None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity                Vice President             None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)                   Senior Vice President/     None
                                 National Sales Manager

Michael Guman                    Vice President             None
3913 Pleasent Avenue
Allentown, PA 18103

Tonya Hammet                     Assistant Vice President   None

Webb Heidinger                   Vice President             None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery                   Vice President             None
184 Park Avenue
Rochester, NY 14607

Edward Hrybenko (2)              Vice President             None

Brian Husch(2)                   Vice President             None

Richard L. Hymes(2)              Assistant Vice President   None

Byron Ingram(1)                  Assistant Vice President   None

Kathleen T. Ives(1)              Vice President             None

Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                  Vice President             None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                     Vice President             None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh                   Vice President             None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123

Brian G. Kelly                   Vice President             None
60 Larkspur Road
Fairfield, CT  06430

Michael Keogh(2)                 Vice President             None

Lisa Klassen(1)                  Assistant Vice President   None

Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                     Vice President             None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                        Vice President             None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                     Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                   Vice President             None

Michael Magee(2)                 Vice President             None

Steve Manns                      Vice President             None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                      Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                  Assistant Vice President   None

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello              Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John McDonough                   Vice President             None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                     Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                 Senior Vice President      None

Charles Murray                   Vice President             None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                     Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura            Vice President             None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                      Vice President             None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)                  Vice President             None

Chad V. Noel                     Vice President             None
                              2408 Eagleridge Drive
Henderson, NV  89014

Raymond Olson(1)                 Assistant Vice President   None
                                   & Treasurer

Alan Panzer                      Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                    Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                     Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)                 Vice President             None

Steve Puckett                    Vice President             None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                  Senior Vice President      None

Christopher Quinson              Vice President             None

Minnie Ra                        Vice President             None
                            100 Dolores Street, #203
Carmel, CA 93923

Dustin Raring                    Vice President             None
184 South Ulster
Denver, CO 80220

Michael Raso                     Vice President             None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter(2)       Assistant Vice President   None

Ruxandra Risko(2)                Vice President             None

David Robertson(2)               Senior Vice President,     None
                                 Director of Variable
                                    Accounts

Kenneth Rosenson                 Vice President             None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                    President & Director       None

William Rylander (2)             Vice President             None

Alfredo Scalzo                   Vice President             None
9616 Lale Chase Island Way
Tampa, FL  33626

Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)                 Vice President             None

Douglas Smith                    Vice President             None
808 South 194th Street
Seattle,WA 98148

David Sturgis                    Vice President             None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                      Vice President             None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)               Vice President             None

Andrew Sweeny                    Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                   Senior Vice President      None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX  76092

Martin Telles(2)                 Senior Vice President      None

David G. Thomas                  Vice President             None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                Assistant Vice President   None

Mark Vandehey(1)                 Vice President             None

Brian Villec (2)                 Vice President             None

Andrea Walsh(1)                  Vice President             None

Suzanne Walters(1)               Assistant Vice President   None

Michael Weigner                  Vice President             None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                Vice President             None
6930 East Ranch Road
Cave Creek, AZ  85331

Philip Witkower                  Senior Vice President      None

Cary Wozniak                     Vice President             None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)                  Vice President             None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.








--------
1 One of the accounts the Sub-Advisor manages using the SectorPlex Core approach has been excluded from the composite. That account has numerous restrictions such that its investment polices are not substantially similar to those of the Fund.


2 No concession will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

3 Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money
Market Fund, Inc. Mr. Griffiths is not a Trustee of Oppenheimer Discovery
Fund.
4. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
5 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 This provision does not apply to IRAs.
9 This provision does not apply to loans from 403(b)(7) custodial plans. 10 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of December, 2000.


                              OPPENHEIMER TRINITY CORE FUND

                              By:  /s/ Bridget A. Macaskill*
                              -------------------------------------
                              Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Leon Levy*                Chairman of the

----------------------------------                          Board of Trustees
December 22, 2000
Leon Levy

/s/ Donald W. Spiro*          Vice Chairman of the          December 22, 2000
----------------------------------                          Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*     President and                 December 22, 2000
---------------------------------                           Chief Executive
Bridget A. Macaskill          Officer and Trustee

/s/ Brian W. Wixted*          Treasurer and Principal       December 22, 2000
---------------------------------                           Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       December 22, 2000

----------------------------------
Robert G. Galli


/s/ Phillip A. Griffiths      Trustee                       December 22, 2000

---------------------------------
Phillip A. Griffiths


/s/ Benjamin Lipstein*        Trustee                       December 22, 2000

---------------------------------
Benjamin Lipstein


/s/ Elizabeth B. Moynihan*    Trustee                       December 22, 2000

---------------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*       Trustee                       December 22, 2000

---------------------------------
Kenneth A. Randall


/s/ Edward V. Regan*          Trustee                       December 22, 2000

---------------------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.* Trustee                       December 22, 2000

---------------------------------
Russell S. Reynolds, Jr.


/s/ Clayton K. Yeutter*       Trustee                       December 22, 2000

---------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack

-----------------------------------                         December22, 2000
Robert G. Zack, Attorney-in-Fact


                          OPPENHEIMER TRINITY CORE FUND

                                  EXHIBIT INDEX


Exhibit No.       Description


23(c)(iv)         Specimen Class N Share Certificate

23(j)             Independent Auditors' Consent

23(m)(iii)        Form Distribution and Service Plan and Agreement for Class
N shares